Gross Revenue - Additional Information (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Revenue [abstract]
Maximum period to settle receivables from contracts with customers	30 days
Impairment loss (reversal) on receivables from contracts with customers	$ 10.4	$ 0.6